Net result from services and commissions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission income (expense) [abstract]
Trading income (expense) on foreign exchange contracts	R$ 1,349,906	R$ 1,131,024	R$ 820,630
Comissions from net revenues from services	831,142	785,976	536,580
Investments from net revenues from services and commissions	157,144	124,128	90,772
Income from Bank Fees	48,181	108,135	89,507
Other net revenues from services and comission	60,333	90,813	69,945
Net revenues from other subsidiaries	(165,404)	(126,234)	(66,571)
Cashback expenses	(273,207)	(360,562)	(236,482)
Fee and commission income	R$ 2,008,095	R$ 1,753,280	R$ 1,304,382